Condensed Consolidated Statement of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ (35,040)	$ 37,550	$ (15,821)	$ 22,973	$ 3,975	$ 11,364	$ 31,060	$ 38,611	$ 12,464	$ (22,770)	$ 26,948	$ 48,677	$ 93,499	$ (91,308)
OTHER COMPREHENSIVE INCOME (LOSS) net of tax:
Unrealized loss on available for sale securities, net	(7,491)			(5,676)						(11,057)	(5,252)	(2,746)	(4,975)	(5)
Reclassification adjustments for losses included in net income	17,192			0						17,227	0
Other comprehensive income (loss)	9,701			(5,676)						6,170	(5,252)	(2,746)	(4,975)	(5)
COMPREHENSIVE INCOME (LOSS)	$ (25,339)			$ 17,297						$ (16,600)	$ 21,696	$ 45,931	$ 88,524	$ (91,313)